Long-Term Trade And Unbilled Receivables (Tables)	12 Months Ended
Dec. 31, 2015
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Schedule Of Long-Term Trade And Unbilled Receivables

	December 31,
	2015	2014
Receivables	$96	$459
Unbilled receivables	152,367	212,266
	$152,463	$212,725